Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year			$ 11,395,321,000
Reinsurance recoverable at beginning of year			901,063,000
Net paid losses related to:
Reinsurance recoverable at end of year	$ 901,063,000		1,787,493,000		$ 901,063,000
Gross liability at end of year	11,395,321,000		12,047,792,000		11,395,321,000
Non Life
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year			11,395,321,000		10,363,383,000	$ 9,895,376,000
Reinsurance recoverable at beginning of year			782,330,000		754,795,000	850,946,000
Net liability at beginning of year			10,612,991,000		9,608,588,000	9,044,430,000
Net incurred losses related to:
Current year			3,637,671,000		3,945,248,000	3,716,988,000	[1]
Prior years			(194,426,000)		71,456,000	(56,848,000)	[1]
Net incurred losses			3,443,245,000		4,016,704,000	3,660,140,000	[1]
Net paid losses related to:
Current year			(437,938,000)		(459,718,000)	(439,285,000)
Prior years			(2,535,057,000)		(2,772,886,000)	(2,651,385,000)
Total Non-life Claims Paid			(2,972,995,000)		(3,232,604,000)	(3,090,670,000)
Retroactive reinsurance recoverable		$ (81,000,000)	(357,864,000)		0	(81,013,000)
Effects of foreign exchange rate changes and other			(210,251,000)		220,303,000	75,701,000
Net liability at end of year	10,612,991,000	9,608,588,000	10,515,126,000		10,612,991,000	9,608,588,000
Reinsurance recoverable at end of year	782,330,000	754,795,000	1,532,666,000		782,330,000	754,795,000
Gross liability at end of year	11,395,321,000	$ 10,363,383,000	12,047,792,000		11,395,321,000	10,363,383,000
Loss portfolio transfer and adverse development cover agreement deferred gain			20,000,000
Loss portfolio transfer agreement percentage		100.00%
Wholesale transaction deferred gain		$ 14,000,000
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments wholesale transaction	70,000,000
Liability for Claims and Claims Adjustment Expense wholesale transaction	70,000,000				70,000,000
Wholesale transaction gain					14,000,000
Portfolio Transfer Settlement, Invested Assets Amount					64,000,000
Corporate and Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year			0		6,000,000
Net incurred losses related to:
Prior years			(3,000,000)	[1]		(3,000,000)
Net paid losses related to:
Gross liability at end of year	$ 0	$ 6,000,000	$ 0		$ 0	$ 6,000,000

[1]	Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million at December 31, 2019. There were no incurred losses or non-life reserves allocated to Corporate and Other during 2021 or 2020.